Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Goodwill impairment
Amortization expenses	$ 152,575	$ 208,014	$ 778,343	$ 749,062